Other Information (Schedule Of Other Current Assets) (Detail) - Entity [Domain] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Inventory		$ 23,777	$ 26,872
Deferred tax asset		37,793	51,967
Deposits		4,466	5,126
Deferred loan costs		32,602	30,165
Other		37,661	47,027
Total other current assets	$ 141,624	$ 136,299	$ 161,157